Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2022 and 2021:

	As of March 31,
	2022		2021
Opening balance, gross	Rs.	20,852	Rs.	20,278
Goodwill arising on business combinations (1)		260		530
Effect of translation adjustments		(18)		44
Impairment loss (2)		(16,676)		(16,284)
Closing balance	Rs.	4,418	Rs.	4,568

(1)	Refer to Note 6 of these consolidated financial statements for further details.
(2)
During the years ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to Shreveport CGU.  Refer to Note 12 of these consolidated financial statements for further details. The said goodwill was included as part of “Global Generics-North America Operations”
.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:
	As of March 31,
	2022	2021
PSAI-Active Pharmaceutical Operations	Rs.997	Rs.997
Global Generics-Complex Injectables	1,396	1,421
Global Generics-North America Operations (2)	631	1,015
Global Generics-Branded Formulations	1,281	1,021
Others	113	114
	Rs.4,418	Rs.4,568
(2)
During the years ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to Shreveport CGU.  Refer to Note 12 of these consolidated financial statements for further details. The said goodwill was included as part of “Global Generics-North America Operations”
.